RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $47, $58 and $47 for the years ended December 31, 2017, 2016 and 2015, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $9 and $6 due for these services as of December 31, 2017 and 2016, respectively.

The Company engages the services of a related party to provide certain selling and management services to its technology segment. The Company incurred expenses of $254, $227 and $223 for such services for the years ended December 31, 2017, 2016 and 2015, respectively.

An entity related to the Company’s main shareholder provides a letter of credit of $1,000 to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries. In December 2017, the Company agreed with the commercial bank to reduce the letter of credit to $700. In April 2018, the letter of credit was reduced to $500. (see note 7).

The Company engages the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $95, $52 and $48 for such services for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company engages the services of a related party to provide certain administrative services. The Company incurred expenses of $0, $0 and $15 for such services for the years ended December 31, 2017, 2016 and 2015, respectively.

In November 2015, the Company engaged the services of a related party to provide internal audit services. The Company incurred expenses of $114, $112 and $13 for such services for the years ended December 31, 2017, 2016 and 2015, respectively.

In December 2015, the Supervisory Board approved an annual compensation for the Chairman of the Supervisory Board, a related party, of $60. In addition, as the Chairman of the Supervisory Board was not compensated for the last eleven years, a one-time grant of $660 was approved. In September 2016, the chairman of the Supervisory Board forgave $600 of this grant.  Annual compensation was reduced to $50.

In December 2015, the Company issued 2.9 million shares to certain directors and officers of the Company for a purchase price of $0.60 per share.

In November and December 2016, the Company issued 2.8 million shares to certain directors and officers of the Company for a purchase price ranging from  $0.40 - $0.45 per share.

In January 2017, a company related to the main shareholder of the Company has guaranteed the White Line B.V. investment of $3,500 (see note 5).

In August 2017 the Company engaged the services of a related party to provide certain selling and administrative services to its technology segment. The Company incurred expenses of $39 for such services for the year ended December 31, 2017.